Other Non-Current Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities

11. Other Non-Current Liabilities

Other non-current liabilities as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Provisions	$1,909	$1,977
Pension liabilities	3,225	2,194
Total other non-current liabilities	$5,134	$4,171

The company has recorded non-current liabilities related to tax positions in certain jurisdictions in which, upon examination, may require additional tax payments to be made. In addition, the company has recorded potential interest and penalties related to these uncertain tax positions.

11. Other Non-Current Liabilities

Other non-current liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Provisions	$1,977	$1,576
Pension liabilities	2,194	1,071
Total other non-current liabilities	$4,171	$2,647